Segment Reporting - Schedule of Geographical Segments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Total assets
Total assets	$ 25,884,953	$ 24,416,643
MDMOOC services [Member]
Total assets
Total assets	24,890,290	22,491,770
Sales of patented drugs [Member]
Total assets
Total assets	$ 994,663	$ 1,924,873